DEBT - Summary of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Unamortized debt issuance costs	$ (3,050)	$ (5,445)	$ (6,300)
Net carrying amount	159,793	179,324
Less: Current portion of long-term debt	(8,529)	(20,095)
Total long-term portion	151,264	159,229
2022 Term Loan
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Less: Current portion of long-term debt	(8,800)
2022 Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Less: Current portion of long-term debt	0
Note Payable | D&O Insurance
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt	968	0
Line of Credit | 2022 Term Loan | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	161,875	170,652
Line of Credit | 2022 Revolving Credit Facility | Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	$ 0	$ 14,117